SCHEDULE OF AGGREGATE RIGHT OF USE ASSETS AND RELATED LEASE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Operating Lease
Operating lease right-of-use assets	$ 3,587	¥ 25,087	¥ 44,577
Operating lease liabilities, current	1,391	9,728	13,091
Operating lease liabilities, non-current	$ 1,842	12,879	29,395
Total operating lease liabilities		¥ 22,607	¥ 42,486